Provisions - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	€ 37.4	€ 42.2	€ 51.8
Acquisitions through business combinations, other provisions		4.1
Provision used	6.0	16.7
Release of provision	4.0	4.1
Restructuring
Disclosure of other provisions [line items]
Provisions	4.8	5.6	12.9
Provision used	2.5	9.8
Release of provision	0.6	0.1
Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	8.7	7.9	6.6
Acquisitions through business combinations, other provisions		0.3
Provision used	0.1	0.0
Release of provision	0.0	0.0
Other provision
Disclosure of other provisions [line items]
Provisions	23.9	28.7	€ 32.3
Acquisitions through business combinations, other provisions		3.8
Provision used	3.4	6.9
Release of provision	3.4	4.0
Asset retirement obligation [Member]
Disclosure of other provisions [line items]
Provisions	4.3	4.6
Goodfella's Pizza [Member] | indemnification asset liability with customers
Disclosure of other provisions [line items]
Provisions	2.8	3.9
Italy | Other provision
Disclosure of other provisions [line items]
Provisions	2.8	4.3
Aunt Bessie's [Member] [Member] | Other provision
Disclosure of other provisions [line items]
Provisions	0.9	1.3
Restricted Shares | Provisions related to other taxes
Disclosure of other provisions [line items]
Provisions	€ 2.2	€ 2.4